Aquarius International Fund
Schedule of Investments
November 30, 2025 (Unaudited)

COMMON STOCKS - 95.8%	Shares	Value
Argentina - 0.1%
Grupo Financiero Galicia SA - ADR	13,992	$749,551

Australia - 1.3%
ANZ Group Holdings Ltd.	5,980	135,673
Aristocrat Leisure Ltd.	1,203	45,979
Bendigo & Adelaide Bank Ltd.	12,614	84,619
BHP Group Ltd. - ADR	4,125	225,761
BlueScope Steel Ltd.	6,357	101,263
Brambles Ltd.	7,068	111,387
Cochlear Ltd.	376	68,716
Coles Group Ltd.	10,535	154,002
Commonwealth Bank Of Australia	5,640	563,669
Computershare Ltd.	2,023	47,560
CSL Ltd.	628	76,639
Endeavour Group Ltd.	2,137	5,182
Fortescue Ltd.	5,658	79,521
Goodman Group	6,677	129,949
GPT Group	9,864	35,876
Lottery Corp. Ltd.	8,950	32,061
Macquarie Group Ltd.	745	96,228
Macquarie Group, Ltd. - ADR	1,081	139,476
Mirvac Group	19,373	27,440
National Australia Bank Ltd. - ADR	11,208	148,282
National Australia Bank Ltd.	7,689	202,166
Northern Star Resources Ltd.	3,521	63,309
Orica Ltd.	5,536	86,491
Qantas Airways Ltd.	8,392	54,926
QBE Insurance Group Ltd.	3,568	44,996
REA Group Ltd.	633	81,298
Rio Tinto Ltd.	56,297	4,883,574
Santos Ltd.	19,946	84,184
Scentre Group	14,492	38,744
SEEK Ltd.	4,272	68,531
SGH Ltd.	1,507	46,703
South32 Ltd.	44,192	93,641
Stockland	11,630	45,858
Suncorp Group Ltd.	15,828	181,862
Transurban Group	13,210	129,191
Washington H Soul Pattinson & Co. Ltd.	2,269	56,229
Wesfarmers Ltd.	4,523	242,722
Westpac Banking Corp.	11,015	271,320
WiseTech Global Ltd.	855	40,947
Woodside Energy Group Ltd.	7,097	116,077
		9,142,052

Austria - 0.2%
ANDRITZ AG	18,502	1,337,432
OMV AG	4,843	267,969
		1,605,401

Belgium - 0.2%
Ageas SA NV	2,481	169,509
Anheuser-Busch InBev SA - ADR	3,683	226,615
D'ieteren Group	282	49,116
Elia Group SA	1,009	121,862
Groupe Bruxelles Lambert SA	635	54,925
KBC Group NV	799	98,359
Sofina SA	192	54,153
Syensqo SA	373	30,449
UCB SA	810	226,406
Warehouses De Pauw CVA	3,980	103,302
		1,134,696

Bermuda - 1.1%
Everest Group Ltd.	9,783	3,074,699
Hiscox Ltd.	246,504	4,368,264
		7,442,963

Brazil - 1.9%
Axia Energia - ADR	6,734	79,125
Banco do Brasil SA - ADR	22,592	96,694
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	58,500	1,545,614
Cia de Saneamento Basico do Estado de Sao Paulo SABESP - ADR	10,993	289,885
Cia Siderurgica Nacional SA - ADR	41,580	65,696
Direcional Engenharia SA	194,814	679,204
Embraer SA - ADR	9,383	588,502
Itau Unibanco Holdings - ADR	425,044	3,315,343
Localiza Rent a Car SA - ADR	4,006	33,831
MBRF Global Foods Co. SA - ADR	19,164	69,949
NU Holdings Ltd. - Class A (a)	98,391	1,711,019
Petroleo Brasileiro SA - Petrobras - ADR	10,959	137,426
Rede D'Or Sao Luiz SA (b)	92,000	816,786
Suzano Papel e Celulose SA - ADR	6,573	58,828
Telefonica Brasil SA	107,960	713,551
Telefonica Brasil SA - ADR	13,700	181,114
TIM SA	300,200	1,410,496
Ultrapar Participacoes SA	80,200	331,296
Ultrapar Participacoes SA - ADR	8,959	36,822
Vale SA - ADR	113,820	1,435,270
XP, Inc. - Class A	834	16,438
		13,612,889

Canada - 3.4%
Agnico Eagle Mines Ltd.	1,913	333,685
Agnico Eagle Mines Ltd.	1,700	296,571
Alimentation Couche-Tard, Inc.	4,012	219,139
Allied Gold Corp. (a)	87,498	1,844,568
Bank Montreal	2,210	278,747
Bank of Nova Scotia	3,619	250,761
Barrick Mining Corp.	6,196	256,143
BCE, Inc.	4,684	110,121
Brookfield Corp.	5,038	236,786
CAE, Inc. (a)	1,578	42,385
Cameco Corp.	11,328	1,002,641
Canadian Imperial Bank of Commerce	2,982	256,840
Canadian National Railway Co.	3,433	329,190
Canadian Natural Resources Ltd.	11,652	393,488
Canadian Pacific Kansas City Ltd.	3,152	228,741
Celestica, Inc. (a)	359	123,643
CGI, Inc.	1,307	115,709
Dollarama, Inc.	1,231	176,134
Enbridge, Inc.	8,175	398,776
Equinox Gold Corp. (a)	99,366	1,390,818
Fairfax Financial Holdings Ltd.	93	160,141
FirstService Corp.	230	36,075
Fortis, Inc.	6,019	316,178
Franco-Nevada Corp.	1,038	217,814
GFL Environmental, Inc.	2,147	97,624
Gildan Activewear, Inc.	5,757	321,356
Hammond Power Solutions, Inc.	7,162	888,837
Imperial Oil Ltd.	2,792	275,850
Kinross Gold Corp.	52,563	1,481,220
Kinross Gold Corp.	3,369	94,703
Magna International, Inc.	3,010	147,008
Manulife Financial Corp.	6,860	241,541
National Bank of Canada	1,583	191,383
Nutrien Ltd.	85,585	4,979,103
Pembina Pipeline Corp.	2,696	105,117
Restaurant Brands International, Inc.	3,260	235,991
Royal Bank Canada	4,734	729,462
Shopify, Inc. - Class A (a)	3,733	592,203
South Bow Corp.	584	16,095
Stantec, Inc.	565	54,556
Sun Life Financial, Inc.	2,753	162,757
Suncor Energy, Inc.	1,529	68,469
TC Energy Corp.	5,100	279,072
Teck Resources Ltd. - Class B	70,266	2,993,877
Thomson Reuters Corp.	1,367	185,133
Toronto-Dominion Bank	6,970	584,992
Wheaton Precious Metals Corp.	2,998	329,930
WSP Global, Inc.	254	44,431
		24,115,804

Chile - 0.2%
Antofagasta PLC	8,790	321,401
Cia Cervecerias Unidas SA - ADR	4,167	55,754
Sociedad Quimica y Minera de Chile SA - ADR (a)	10,511	676,068
		1,053,223

China - 6.7%
3SBio, Inc. (b)	15,500	62,473
AAC Technologies Holdings, Inc.	32,000	151,426
Advanced Micro-Fabrication Equipment, Inc. China - Class A	13,291	507,099
Air China Ltd. - Class H (a)	74,000	60,261
Akeso, Inc. (a)(b)	5,000	79,466
ANTA Sports Products Ltd.	5,561	60,918
Baidu, Inc. - ADR (a)	440	51,432
Bilibili, Inc. - ADR (a)	4,363	116,099
BYD Co. Ltd. - Class H	12,000	150,814
BYD Electronic International Co. Ltd.	23,500	100,639
China Coal Energy Co. Ltd. - Class H	44,000	59,451
China Conch Environment Protection Holdings Ltd. (a)	21,500	1,577
China Construction Bank Corp. - Class H	200,000	210,701
China Literature, Ltd. (a)(b)	99,000	479,335
China Merchants Bank Co. Ltd. - Class H	195,063	1,315,255
China Pacific Insurance Group Co. Ltd. - Class H	40,400	160,858
China Shenhua Energy Co. Ltd. - Class H	39,000	199,873
Contemporary Amperex Technology Co. Ltd. - Class A	24,505	1,298,789
Daqo New Energy Corp. - ADR (a)	14,760	467,597
DiDi Global, Inc. - ADR (a)	63,508	339,768
ENN Energy Holdings Ltd.	4,400	40,223
Fuyao Glass Industry Group Co. Ltd. - Class A	45,500	424,483
Fuyao Glass Industry Group Co. Ltd. - Class H (b)	6,400	55,417
Guotai Haitong Securities Co. Ltd. - Class H (b)	33,400	66,789
H World Group Ltd. - ADR	1,879	86,622
Haier Smart Home Co. Ltd. - ADR	4,117	56,115
Haitian International Holdings Ltd.	31,000	87,064
Hansoh Pharmaceutical Group Co. Ltd. (b)	16,000	82,954
Industrial & Commercial Bank of China Ltd. - Class H	1,585,000	1,313,997
JD.com, Inc. - ADR	5,286	157,681
Jiangsu Hengrui Pharmaceuticals Co. Ltd. - Class A	90,400	795,811
KE Holdings, Inc. - ADR	4,582	78,948
Lenovo Group Ltd.	32,000	40,074
Li Auto, Inc. - ADR (a)	3,672	67,528
Meituan - ADR (a)	6,826	176,111
Montage Technology Co. Ltd. - Class A	36,302	612,078
NAURA Technology Group Co. Ltd. - Class A	11,300	686,569
NetEase, Inc. - ADR	10,260	1,416,393
NetEase, Inc.	106,900	2,957,176
New China Life Insurance Co. Ltd. - Class H	45,800	273,868
New Oriental Education & Technology Group, Inc. - ADR	2,260	115,576
NIO, Inc. - ADR (a)	7,778	42,779
Nongfu Spring Co. Ltd. - Class H (b)	9,600	60,435
PetroChina Co. Ltd. - Class H	934,000	1,043,851
PICC Property & Casualty Co. Ltd. - Class H	48,000	109,175
Ping An Insurance Group Co. of China Ltd. - Class H	201,500	1,474,663
Pop Mart International Group Ltd. (b)	3,200	92,866
RLX Technology, Inc. - ADR	23,295	58,470
Shanghai Pharmaceuticals Holding Co. Ltd. - Class H	39,800	60,450
Shenzhen Inovance Technology Co. Ltd. - Class A	83,800	839,088
Shenzhou International Group Holdings Ltd.	7,100	63,594
Sinopharm Group Co. Ltd. - Class H	36,400	93,894
Sinotruk Hong Kong Ltd.	19,500	67,856
Sunac Services Holdings Ltd. (b)	619	122
TAL Education Group - ADR (a)	7,594	83,534
Tencent Holdings Ltd. - ADR	21,564	1,704,418
Tencent Holdings Ltd.	247,730	19,573,529
Tencent Music Entertainment Group - ADR	133,522	2,463,481
Tongcheng Travel Holdings Ltd.	433,200	1,222,781
Weichai Power Co. Ltd. - Class H	24,000	59,618
WuXi AppTec Co. Ltd. - Class H (b)	38,400	501,717
Wuxi Biologics Cayman, Inc. (a)(b)	17,000	68,463
Xiaomi Corp. - ADR (a)	9,311	248,045
Xiaomi Corp. - Class B (a)(b)	99,600	529,447
XPeng, Inc. - ADR (a)	2,396	52,305
XtalPi Holdings Ltd. (a)	321,000	415,330
Yangzijiang Shipbuilding Holdings Ltd.	26,600	68,909
Zhejiang Leapmotor Technology Co. Ltd. - Class H (a)(b)	7,100	48,572
Zijin Mining Group Co. Ltd. - Class H	24,000	95,438
ZTE Corp. - Class H	16,600	67,347
		46,675,485

Colombia - 0.0% (c)
Grupo Cibest SA - ADR	1,414	89,167

Denmark - 1.4%
AP Moller - Maersk AS - Class B	28	56,029
Carlsberg A/S - Class B	1,277	158,799
Coloplast AS - Class B	632	57,071
Danske Bank AS	126,842	5,826,120
DSV AS - ADR	826	94,321
DSV AS	208	47,504
Genmab AS (a)	372	119,518
Novo Nordisk AS - ADR	12,898	636,516
Novo Nordisk AS	48,121	2,383,091
Novonesis Novozymes B	1,601	99,925
Orsted A/S (a)(b)	1,074	22,875
Vestas Wind Systems AS	3,196	75,976
		9,577,745

Finland - 1.8%
Elisa OYJ	2,690	117,919
Fortum Oyj	2,493	51,240
Kone Oyj - Class B	64,575	4,394,339
Mandatum Oyj	2,616	19,684
Neste Oyj	2,862	55,333
Nordea Bank Abp	153,343	2,713,678
Nordea Bank Abp	93	1,646
Orion Oyj - Class B	672	48,109
Sampo Oyj	422,620	4,970,788
Wartsila OYJ Abp	2,624	85,172
		12,457,908

France - 5.8%
Air Liquide SA	18,359	3,518,456
Air Liquide SA - ADR	2,142	81,974
Airbus Group SE	1,661	390,654
AXA SA	3,534	159,658
BioMerieux	235	29,444
BNP Paribas SA	3,223	275,498
Bouygues SA	2,565	128,166
Bureau Veritas SA	115,751	3,703,340
Canal+ SA	3,398	12,022
Cie de Saint-Gobain SA	1,131	112,882
Cie Generale des Etablissements Michelin SCA	1,852	60,619
Danone SA	3,796	339,338
Dassault Aviation SA	263	82,725
Dassault Systemes SE - ADR	2,450	68,281
Dassault Systemes SE	2,375	66,522
Eiffage SA	428	59,140
Engie SA - ADR	8,968	228,505
Essilor International Cie Generale d'Opitque SA	951	341,099
EssilorLuxottica SA - ADR	144	25,808
Eurazeo SA	19,646	1,246,111
Getlink SE	1,582	28,615
Havas NV	340	5,731
Hermes International SCA	98	239,153
Ipsen SA	10,318	1,489,671
Kering SA	247	84,114
Legrand SA	1,347	204,358
L'Oreal SA - ADR	3,400	296,242
L'Oreal SA	138	60,194
Louis Hachette Group	3,398	5,990
LVMH Moet Hennessy Louis Vuitton SE - ADR	2,495	369,909
LVMH Moet Hennessy Louis Vuitton SE	5,047	3,730,352
Orange SA	13,221	217,936
Pernod Ricard SA	14,843	1,338,027
Publicis Groupe SA	2,188	213,552
Rexel SA	52,144	1,987,255
Safran SA	905	304,226
Sanofi SA	45,314	4,519,498
Sanofi SA - ADR	7,794	388,765
Sartorius Stedim Biotech	191	46,030
Schneider Electric SE	12,523	3,370,006
Schneider Electric SE - ADR	4,025	215,901
Societe Generale SA	2,392	166,556
SPIE SA	42,316	2,297,004
Thales SA	10,018	2,623,660
TotalEnergies SE - ADR	7,259	476,916
Unibail-Rodamco-Westfield	938	99,634
Vallourec SACA	237,134	4,320,299
Vinci SA	2,155	305,820
Vinci SA - ADR	1,124	39,835
		40,375,491

Germany - 2.5%
Adidas AG	494	92,012
Allianz SE	644	277,986
Allianz SE - ADR	4,740	204,294
Aumovio SE (a)	261	11,236
BASF SE	2,932	152,908
Bayer AG	2,559	90,534
Bayerische Motoren Werke AG - ADR	3,309	112,870
Bayerische Motoren Werke AG	509	52,026
Beiersdorf AG	260	27,959
Commerzbank AG	18,102	710,291
Covestro AG (a)(b)	695	47,677
Daimler AG	3,623	244,661
Daimler Truck Holding AG	1,811	76,660
Delivery Hero SE (a)(b)	1,653	38,540
Deutsche Bank AG	8,776	312,162
Deutsche Boerse AG	22,453	6,001,683
Deutsche Boerse AG - ADR	2,810	75,701
Deutsche Post AG - ADR	1,603	83,532
Deutsche Telekom AG	6,034	194,583
Deutsche Telekom AG - ADR	5,690	183,104
E.ON SE	7,701	137,172
Fresenius Medical Care AG	918	43,879
Fresenius SE & Co. KGaA	1,112	61,086
Hannover Rueck SE	421	126,580
Heidelberg Materials AG	273	70,101
Henkel AG & Co. KGaA	1,341	100,669
Infineon Technologies AG	1,482	62,563
KION Group AG	1,235	92,561
Knorr-Bremse AG	679	72,026
LEG Immobilien SE	635	47,707
Merck KGaA	17,633	2,376,650
MTU Aero Engines AG - ADR	562	114,907
Muenchener Rueckversicherungs-Gesellschaft AG	383	241,374
Rheinmetall AG	671	1,147,670
RWE AG	3,207	162,885
SAP SE - ADR	3,821	923,727
Schaeffler AG	1,003	7,759
Siemens AG	8,494	2,252,638
Siemens Energy AG (a)	1,738	232,722
TeamViewer SE - ADR (a)	4,442	14,636
Volkswagen AG	1,057	122,079
Zalando SE (a)(b)	1,820	49,027
		17,450,837

Greece - 0.2%
National Bank of Greece SA	94,938	1,487,657

Hong Kong - 2.7%
AIA Group Ltd. - ADR	7,624	318,073
Alibaba Group Holding Ltd. - ADR	7,061	1,110,695
Alibaba Group Holding Ltd.	425,000	8,361,794
BOC Hong Kong Holdings Ltd.	28,000	135,179
China Merchants Port Holdings Co. Ltd.	60,000	120,916
China Resources Power Holdings Co. Ltd.	14,000	33,458
CK Asset Holdings Ltd.	8,500	43,705
CK Hutchison Holdings Ltd.	259,000	1,827,072
CK Infrastructure Holdings Ltd.	8,000	55,452
CLP Holdings Ltd.	20,000	174,923
Futu Holdings Ltd. - ADR	852	144,550
Galaxy Entertainment Group Ltd.	13,000	67,454
Geely Automobile Holdings, Ltd.	31,000	67,759
Hang Seng Bank, Ltd.	6,100	119,444
Henderson Land Development Co. Ltd.	23,000	86,917
HKT Trust & HKT Ltd.	54,000	82,620
Hong Kong Exchanges & Clearing Ltd.	14,080	748,782
Hongkong Land Holdings Ltd.	7,900	50,210
Jardine Matheson Holdings, Ltd.	4,800	315,241
Link	10,200	48,447
MTR Corp. Ltd.	16,500	65,522
Power Assets Holdings Ltd.	11,000	73,596
Prudential PLC	310,969	4,505,693
Sun Hung Kai Properties Ltd.	9,000	114,303
Swire Pacific Ltd. - Class A	4,000	34,342
Techtronic Industries Co. Ltd.	3,000	35,283
WH Group Ltd. (b)	52,500	54,980
Wharf Holdings Ltd.	14,000	42,493
		18,838,903

Hungary - 0.3%
OTP Bank, PLC	17,887	1,861,898

India - 4.6%
Adani Ports & Special Economic Zone Ltd.	78,710	1,339,117
Axis Bank Ltd.	40,350	579,089
Bajaj Finance Ltd.	332,201	3,867,416
Bharat Electronics Ltd.	307,713	1,422,452
Bharti Airtel Ltd.	69,498	1,639,611
BSE Ltd.	27,840	907,468
Dr Reddy's Laboratories Ltd. - ADR	60,373	848,241
HCL Technologies Ltd.	24,593	448,124
HDFC Bank Ltd. - ADR	208,613	7,681,131
HDFC Bank Ltd.	379,193	4,284,903
ICICI Bank Ltd. - ADR	63,941	1,996,877
Indian Hotels Co. Ltd.	33,414	278,869
Infosys Ltd. - ADR	40,505	708,027
Mahindra & Mahindra Ltd.	36,053	1,517,813
Max Healthcare Institute Ltd.	50,827	662,276
One 97 Communications Ltd. (a)	50,223	743,755
Reliance Industries Ltd.	100,698	1,771,564
UltraTech Cement Ltd.	6,544	850,847
Wipro Ltd. - ADR	266,213	724,099
		32,271,679

Indonesia - 0.3%
Astra International Tbk PT - ADR	3,615	28,757
Bank Central Asia Tbk PT	2,024,400	1,008,072
Bank Mandiri Persero Tbk PT - ADR	9,299	107,868
Bank Rakyat Indonesia Persero Tbk PT - ADR	8,191	89,528
Telekomunikasi Indonesia Persero Tbk PT	4,136,900	879,396
		2,113,621

Ireland - 1.9%
AerCap Holdings NV	34,992	4,688,928
AIB Group PLC	199,201	2,049,658
Aon PLC - Class A	17,009	6,019,825
DCC PLC	452	29,909
Experian PLC	2,222	97,646
James Hardie Industries PLC (a)	2,896	57,620
Kerry Group PLC - ADR	1,099	101,646
Kingspan Group PLC	554	47,558
PDD Holdings, Inc. - ADR (a)	2,583	299,835
		13,392,625

Israel - 0.2%
Check Point Software Technologies Ltd. (a)	499	93,198
CyberArk Software Ltd. (a)	576	264,148
Elbit Systems Ltd.	666	312,880
ICL Group Ltd.	12,592	70,389
Nice Ltd. - ADR (a)	288	30,548
Nova Ltd. (a)	489	152,979
Teva Pharmaceutical Industries, Ltd. - ADR (a)	3,884	104,441
Wix.com Ltd. (a)	389	37,231
		1,065,814

Italy - 3.7%
Enel SpA	497,572	5,141,919
Eni SpA	9,979	186,592
Ferrari NV	783	306,988
FinecoBank Banca Fineco SpA	279,015	6,863,219
Generali	1,602	63,592
Intesa Sanpaolo	31,407	203,737
Iveco Group NV	1,324	28,455
Leonardo SpA	81,902	4,489,010
Mediobanca Banca di Credito Finanziario SpA	3,974	77,104
Moncler SpA	970	65,557
Prysmian SpA	641	64,332
Recordati SPA	76,644	4,532,363
Saipem SpA	1,264,937	3,448,002
UniCredit SpA	5,035	374,819
		25,845,689

Japan - 13.7%
Advantest Corp.	1,500	199,591
Aeon Co. Ltd.	15,600	282,450
Aisin Corp.	3,300	58,769
Ajinomoto Co., Inc.	3,000	69,610
Asahi Group Holdings Ltd.	131,200	1,521,821
Asahi Kasei Corp.	156,400	1,306,308
Bandai Namco Holdings, Inc.	2,400	70,426
BayCurrent, Inc.	125,100	5,477,178
Bridgestone Corp.	3,300	154,845
Canon, Inc.	2,700	79,439
Central Japan Railway Co.	2,100	57,387
Chiba Bank Ltd.	4,900	51,650
Chugai Pharmaceutical Co. Ltd.	53,200	2,848,653
Daifuku Co. Ltd.	1,800	56,936
Dai-ichi Life Holdings, Inc.	26,768	208,840
Daiichi Sankyo Co. Ltd.	4,848	119,489
Daiichi Sankyo Co. Ltd. - ADR	876	21,550
Daikin Industries Ltd.	749	97,267
Daito Trust Construction Co. Ltd.	800	15,304
Daiwa House Industry Co. Ltd.	1,500	51,197
Denso Corp.	7,600	100,070
Dentsu Group, Inc.	1,800	40,898
Disco Corp.	3,600	1,003,936
East Japan Railway Co.	1,400	36,191
FANUC Corp.	1,700	54,488
Fast Retailing Co. Ltd.	741	270,727
Fuji Electric Co. Ltd.	44,600	3,113,578
FUJIFILM Holdings Corp.	5,400	115,938
Fujikura Ltd.	1,400	162,019
Fujitsu Ltd.	5,300	140,615
Fukuoka Financial Group, Inc.	3,000	92,439
Hamamatsu Photonics KK	98,400	999,649
Hankyu Hanshin Holdings, Inc.	1,700	42,682
Hikari Tsushin, Inc.	4,300	1,196,777
Hirose Electric Co. Ltd.	15,300	1,725,775
Hitachi Ltd.	268,605	8,553,979
Hitachi Ltd. - ADR	18,300	585,417
Honda Motor Co. Ltd.	5,400	54,454
Honda Motor Co. Ltd. - ADR	1,291	39,053
Hoshizaki Corp.	800	27,005
Hoya Corp.	670	100,647
Hoya Corp. - ADR	487	73,284
IHI Corp.	2,800	49,965
Inpex Corp.	6,228	132,844
ITOCHU Corp. - ADR	426	51,090
ITOCHU Corp.	3,700	221,923
Japan Airlines Co. Ltd.	2,600	48,491
Japan Post Bank Co. Ltd.	3,700	44,527
Japan Post Insurance Co. Ltd.	46,400	1,290,665
Japan Real Estate Investment Corp.	229	196,094
Japan Tobacco, Inc.	27,300	1,026,903
Kansai Electric Power Co., Inc.	3,700	63,257
KDDI Corp.	395,596	6,805,892
Keyence Corp.	600	204,246
Kioxia Holdings Corp. (a)	32,100	1,948,322
Kobe Bussan Co. Ltd.	1,900	46,182
Kokusai Electric Corp.	39,100	1,079,482
Komatsu Ltd.	4,400	144,537
Konami Group Corp.	400	61,133
Kyocera Corp.	139,500	1,909,620
LY Corp.	14,900	40,016
M3, Inc.	3,700	61,056
Marubeni Corp.	2,800	73,909
MatsukiyoCocokara & Co.	2,400	44,403
McDonald's Holdings Co. Japan Ltd.	2,600	106,062
MEIJI Holdings Co. Ltd.	5,100	109,989
Mitsubishi Chemical Group Corp.	177,800	1,004,347
Mitsubishi Corp.	12,300	291,216
Mitsubishi Electric Corp.	98,300	2,657,829
Mitsubishi Estate Co. Ltd.	3,100	73,139
Mitsubishi Heavy Industries Ltd.	11,300	286,220
Mitsubishi UFJ Financial Group, Inc. - ADR	53,334	841,610
Mitsui & Co. Ltd.	10,718	284,740
Mitsui OSK Lines Ltd.	9,000	255,548
Mizuho Financial Group, Inc.	3,500	123,434
MS&AD Insurance Group Holdings, Inc.	2,700	59,907
Murata Manufacturing Co. Ltd.	2,657	54,697
Murata Manufacturing Co. Ltd. - ADR	86	885
NEC Corp.	2,500	94,457
Nexon Co. Ltd.	2,300	56,017
NIDEC CORP	3,100	39,124
Nintendo Co. Ltd.	2,000	169,514
Nintendo Co. Ltd. - ADR	5,760	121,882
Nippon Building Fund Inc.	224	214,150
Nippon Sanso Holdings Corp.	82,000	2,670,138
Nippon Steel Corp.	40,000	161,416
Nippon Yusen KK	1,500	47,508
Nisshin Seifun Group, Inc.	2,700	32,383
Nomura Research Institute Ltd.	65,900	2,632,313
NTT, Inc. - ADR	984	24,472
NTT, Inc.	1,200	1,196
Oriental Land Co., Ltd.	4,465	85,887
Osaka Gas Co. Ltd.	39,100	1,372,259
Otsuka Holdings Co. Ltd.	1,000	56,635
Pan Pacific International Holdings Corp.	7,500	45,456
Panasonic Holdings Corp.	4,500	56,314
Rakus Co. Ltd.	134,400	1,064,332
Rakuten Bank Ltd. (a)	45,100	2,142,664
Rakuten Group, Inc. (a)	7,200	44,066
Recruit Holdings Co. Ltd.	3,292	168,374
Resona Holdings, Inc.	276,300	2,812,809
Sansan, Inc. (a)	63,600	687,348
SBI Holdings, Inc.	5,200	109,652
SCREEN Holdings Co. Ltd.	700	57,733
Secom Co. Ltd.	3,500	118,297
Sekisui House Ltd.	4,000	89,696
Seven & i Holdings Co. Ltd.	4,400	60,545
Seven & i Holdings Co. Ltd. - ADR	2,700	37,071
Shimano, Inc.	400	42,002
Shin-Etsu Chemical Co. Ltd. - ADR	6,860	102,557
Shin-Etsu Chemical Co. Ltd.	3,270	97,916
Shizuoka Financial Group, Inc.	3,900	56,543
SMC Corp.	7,700	2,708,376
SoftBank Corp.	28,000	40,060
SoftBank Group Corp.	2,700	290,415
Sompo Holdings, Inc.	1,800	57,009
Sony Financial Group, Inc. - ADR (a)	4,806	22,540
Sony Group Corp. - ADR	24,030	705,280
Sony Group Corp.	168,400	4,941,461
Sugi Holdings Co. Ltd.	69,600	1,642,518
Sumitomo Corp.	4,000	125,647
Sumitomo Electric Industries, Ltd.	3,200	126,095
Sumitomo Heavy Industries Ltd.	2,000	54,526
Sumitomo Metal Mining Co. Ltd.	2,000	65,786
Sumitomo Mitsui Financial Group, Inc. - ADR	56,610	1,031,434
Sumitomo Mitsui Financial Group, Inc.	188,500	5,703,728
Sumitomo Mitsui Trust Group, Inc.	1,600	46,483
Sumitomo Realty & Development Co. Ltd.	1,300	62,822
Suzuken Co Ltd.	50,600	1,967,875
Suzuki Motor Corp.	221,200	3,459,203
T&D Holdings, Inc.	5,200	112,967
Taisei Corp.	1,800	153,949
Takeda Pharmaceutical Co. Ltd.	5,200	149,928
TDK Corp.	8,800	144,444
Terumo Corp.	6,024	93,943
Toho Co. Ltd.	1,100	63,343
Tokio Marine Holdings, Inc.	5,500	194,980
Tokyo Electron Ltd.	1,200	245,325
Tokyo Electron Ltd. - ADR	1,572	161,036
Tokyo Gas Co. Ltd.	1,500	60,796
Toyo Suisan Kaisha Ltd.	29,800	2,140,163
Toyota Industries Corp.	600	67,217
Toyota Motor Corp. - ADR	2,161	436,241
Toyota Motor Corp.	7,100	143,220
Toyota Tsusho Corp.	2,700	87,514
United Urban Investment Corp.	51	60,263
USS Co. Ltd.	3,400	37,916
Yokogawa Electric Corp.	2,100	67,167
Yokohama Financial Group, Inc.	11,723	92,742
		96,109,649

Luxembourg - 0.2%
Eurofins Scientific SE (a)	725	49,382
Millicom International Cellular SA	29,104	1,544,549
Reinet Investments SCA	1,940	65,645
		1,659,576

Mexico - 0.6%
America Movil SAB de CV - ADR	101,853	2,350,767
Arca Continental SAB de CV	46,100	460,924
Fomento Economico Mexicano SAB de CV - ADR	948	90,951
Grupo Aeroportuario del Pacifico SAB de CV - ADR	392	93,096
Grupo Aeroportuario del Sureste SAB de CV - ADR	471	142,219
Grupo Financiero Banorte SAB de CV	112,500	1,082,892
Grupo Financiero Banorte SAB de CV - ADR	1,349	64,914
Wal-Mart de Mexico SAB de CV - ADR	2,289	76,727
		4,362,490

Netherlands - 3.8%
Adyen NV (a)(b)	1,373	2,145,943
Aegon Ltd.	14,288	115,547
Argenx SE - ADR (a)	238	217,051
ASM International NV	4,282	2,368,708
ASML Holding NV	1,368	1,450,080
ASML Holding NV	2,752	2,910,659
BE Semiconductor Industries NV	395	59,831
Euronext NV (b)	20,706	3,172,910
Ferrovial SE	3,150	206,590
Heineken Holding NV	2,322	166,022
Heineken NV	723	58,976
IMCD NV	21,842	1,960,424
ING Groep NV	7,103	184,173
JDE Peet's NV	2,304	84,631
Koninklijke Ahold Delhaize NV	116,654	4,829,287
Koninklijke Ahold Delhaize NV - ADR	4,031	166,843
NN Group NV	3,039	220,538
Prosus NV	32,099	2,023,632
Stellantis NV	5,160	55,235
Universal Music Group NV - ADR	4,152	53,021
Wolters Kluwer	36,700	3,892,526
Wolters Kluwer NV - ADR	667	71,069
		26,413,696

New Zealand - 0.0% (c)
Auckland International Airport Ltd.	13,450	61,768
Fisher & Paykel Healthcare Corp. Ltd.	3,834	82,150
Infratil Ltd.	7,199	48,237
Meridian Energy Ltd.	15,956	51,563
Xero Ltd. (a)	449	36,031
		279,749

Norway - 0.9%
Aker BP ASA	3,025	73,704
DNB Bank ASA	142,583	3,812,718
Equinor ASA - ADR	2,925	67,012
Kongsberg Gruppen ASA	1,685	39,923
Norsk Hydro ASA	317,764	2,277,576
		6,270,933

Panama - 0.1%
Copa Holdings SA - Class A	7,905	962,829

Peru - 0.2%
Credicorp Ltd.	5,697	1,465,325

Portugal - 0.0% (c)
Galp Energia SGPS SA	3,396	68,271
Jeronimo Martins SGPS SA	2,146	50,924
		119,195

Russia - 0.0% (c)
GMK Norilskiy Nickel PAO - ADR (a)(d)	2,034	20
Polyus PJSC (a)(d)	17,190	0
T-Tekhnologii MKPAO - GDR (a)(d)	3,732	0
		20

Saudi Arabia - 0.1%
Etihad Etisalat Co.	7,556	126,679
Saudi National Bank	37,682	370,880
		497,559

Singapore - 1.0%
Ascendas Real Estate Investment Trust	23,000	49,955
BOC Aviation Ltd. (b)	6,200	56,572
CapitaLand Investment Ltd.	23,000	47,109
CapitaLand Mall Trust	25,715	46,707
DBS Group Holdings Ltd. - ADR	2,449	410,820
DBS Group Holdings Ltd.	84,410	3,535,807
Grab Holdings Ltd. - Class A (a)	149,022	812,170
Jardine Cycle & Carriage Ltd.	4,000	105,514
JOYY, Inc. - ADR	2,046	129,144
Keppel Ltd.	9,600	75,925
Oversea-Chinese Banking Corp. Ltd.	9,000	128,576
Sea Ltd. - ADR (a)	1,199	166,673
Sembcorp Industries, Ltd.	9,400	44,548
Singapore Airlines Ltd.	19,800	99,246
Singapore Exchange Ltd.	6,000	78,238
Singapore Technologies Engineering Ltd.	8,400	53,917
Singapore Telecommunications Ltd.	60,600	221,724
Trip.com Group Ltd. - ADR	15,693	1,097,255
United Overseas Bank Ltd.	6,000	157,490
Wilmar International Ltd.	16,500	41,330
		7,358,720

South Africa - 0.6%
Aspen Pharmacare Holdings Ltd. - ADR	6,986	38,912
Bid Corp. Ltd.	1,987	47,435
Bidvest Group Ltd.	2,568	34,475
Capitec Bank Holdings Ltd.	4,715	1,069,544
FirstRand Ltd.	25,812	123,179
Gold Fields, Ltd. - ADR	4,549	195,107
Harmony Gold Mining Co. Ltd. - ADR	2,853	56,090
Impala Platinum Holdings, Ltd.	25,087	315,723
MTN Group Ltd.	146,047	1,349,859
Naspers Ltd.	8,200	512,995
Naspers Ltd. - ADR	23,900	300,662
Nedbank Group Ltd. - ADR	2,666	40,230
Sanlam Ltd. - ADR	5,156	55,272
Sasol Ltd. (a)	12,990	84,787
Standard Bank Group Ltd.	9,099	140,660
Valterra Platinum Ltd. - ADR	4,728	54,325
Valterra Platinum Ltd.	340	23,677
		4,442,932

South Korea - 7.1%
Celltrion, Inc.	1,079	136,565
Doosan Enerbility Co. Ltd. (a)	13,806	719,824
Hana Financial Group, Inc.	15,341	976,071
Hanwha Aerospace Co. Ltd.	865	502,121
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	9,100	2,541,956
Hyosung Heavy Industries Corp.	320	415,916
Hyundai Mobis Co. Ltd.	2,010	423,837
Hyundai Motor Co.	1,095	195,016
IsuPetasys Co. Ltd.	13,186	1,297,221
KB Financial Group, Inc. - ADR	6,431	547,214
KB Financial Group, Inc.	23,518	2,006,198
Korea Electric Power Corp.	30,640	1,101,830
KT Corp.	63,052	2,167,615
KT Corp. - ADR	82,343	1,511,817
KT&G Corp.	7,180	710,359
LG Chem Ltd.	3,072	782,837
LIG Nex1 Co. Ltd.	4,576	1,195,723
NAVER Corp.	28,498	4,745,184
POSCO Holdings, Inc. - ADR	3,580	190,026
Samsung Biologics Co. Ltd. (a)(b)	424	464,820
Samsung Electronics Co. Ltd.	199,519	13,703,536
Samsung Episholdings Co. Ltd. (a)	228	66,493
Samsung Fire & Marine Insurance Co. Ltd.	7,189	2,353,723
Shinhan Financial Group Co. Ltd. - ADR	9,162	495,573
SK hynix, Inc.	24,431	8,849,379
SK Telecom Co. Ltd. - ADR	3	61
SK, Inc.	9,100	1,647,016
Woori Financial Group, Inc. - ADR	4,696	258,045
		50,005,976

Spain - 1.4%
Acciona SA	369	74,177
Aena SME SA (b)	2,010	54,742
Amadeus IT Group SA - ADR	1,437	105,509
Banco Bilbao Vizcaya Argentaria SA	221,042	4,777,517
Banco Bilbao Vizcaya Argentaria SA - ADR	7,661	165,095
Banco Santander SA	266,079	2,854,199
CaixaBank SA	65,952	736,447
Cellnex Telecom SA (b)	3,082	92,559
EDP Renovaveis SA	5,230	69,689
Grifols SA - ADR	6,482	57,366
Iberdrola SA	16,392	346,000
Iberdrola SA - ADR	1,618	136,947
Industria de Diseno Textil SA	3,811	213,817
Repsol SA	7,844	145,344
Telefonica SA	9,725	42,169
		9,871,577

Sweden - 0.4%
Alfa Laval AB	1,251	59,172
Alleima AB	657	5,710
Assa Abloy AB - Class B	2,940	111,820
Atlas Copco AB - ADR	6,624	112,807
Atlas Copco AB - Class A	6,804	115,628
Boliden AB (a)	2,900	139,159
Electrolux AB - Class B (a)	972	6,189
Epiroc AB	4,564	98,030
Essity AB - Class B	5,178	143,325
H & M Hennes & Mauritz AB - Class B	6,863	124,695
Hexagon AB - Class B	4,953	58,074
L E Lundbergforetagen AB - Class B	2,728	145,041
Saab AB	22,011	1,110,079
Sandvik AB	2,323	70,246
Spotify Technology SA (a)	506	303,028
Svenska Cellulosa AB SCA - Class B	8,928	116,092
Swedish Orphan Biovitrum AB (a)	1,614	58,026
Tele2 AB - Class B	3,689	58,775
Telefonaktiebolaget LM Ericsson - Class B	11,836	114,212
Volvo AB - Class B	3,636	109,064
		3,059,172

Switzerland - 2.9%
ABB Ltd.	4,533	326,212
ABB Ltd. - ADR	879	63,077
Accelleron Industries AG	226	17,857
Alcon AG	1,673	132,686
Amrize Ltd. (a)	2,013	103,648
Baloise Holding AG	522	136,618
Banque Cantonale Vaudoise (a)	429	52,027
Barry Callebaut AG	47	75,469
BKW AG	258	53,881
Chocoladefabriken Lindt & Spruengli AG	12	176,669
Cie Financiere Richemont SA - ADR	12,160	257,792
Coca-Cola HBC AG	11,680	585,974
DSM-Firmenich AG - ADR	6,570	54,334
EMS-Chemie Holding AG	143	97,715
Galderma Group AG	334	66,680
Geberit AG	202	157,511
Givaudan SA	27	113,919
Givaudan SA - ADR	600	50,547
LafargeHolcim Ltd.	2,013	188,840
Logitech International SA	444	50,052
Lonza Group AG - ADR	370	25,356
Lonza Group AG	182	124,933
Nestle SA - ADR	9,402	936,251
Nestle SA	826	82,154
Novartis AG - ADR	6,575	857,380
Novartis AG	16,611	2,167,072
Partners Group Holding AG	95	112,768
Roche Holding AG - ADR	18,600	889,638
Roche Holdings AG	13,282	5,088,379
Sandoz Group AG	48,555	3,434,566
Sandoz Group AG - ADR	1,166	82,716
Schindler Holding AG	651	220,976
SGS SA	1,024	117,474
Sika AG	409	80,721
Sonova Holding AG	143	35,696
STMicroelectronics NV	2,229	51,245
Swiss Life Holding AG	53	58,131
Swiss Prime Site AG	402	59,280
Swiss Re AG	829	146,296
Swisscom AG	284	204,121
Swissquote Group Holding SA	2,909	1,798,660
UBS Group AG	13,717	529,400
Zurich Insurance Group AG - ADR	7,180	258,695
Zurich Insurance Group AG	270	194,131
		20,317,547

Taiwan - 6.5%
Accton Technology Corp.	4,000	131,047
Acter Group Corp. Ltd.	4,683	104,192
ASE Technology Holding Co. Ltd.	247,000	1,811,792
ASE Technology Holding Co. Ltd. - ADR	6,033	90,193
ASPEED Technology, Inc.	3,000	703,308
Cathay Financial Holding Co. Ltd.	51,000	104,411
Chailease Holding Co. Ltd.	13,260	43,572
Chroma ATE, Inc.	17,000	444,888
Chunghwa Telecom Co. Ltd.	68,000	283,115
Chunghwa Telecom Co. Ltd. - ADR	4,171	174,390
CTBC Financial Holding Co. Ltd.	1,012,000	1,402,154
Delta Electronics, Inc.	64,159	1,912,610
Formosa Plastic Corp.	43,000	57,103
Fubon Financial Holding Co. Ltd.	37,925	112,015
Hon Hai Precision Industry Co. Ltd.	190,353	1,371,672
King Slide Works Co. Ltd.	35,000	4,269,164
MediaTek, Inc.	10,000	445,629
Mega Financial Holding Co. Ltd.	56,000	71,604
Quanta Computer, Inc.	14,000	126,192
Taiwan Semiconductor Manufacturing Co. Ltd.	386,725	17,830,491
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	43,209	12,595,856
Unimicron Technology Corp.	18,000	107,373
Uni-President Enterprises Corp.	31,000	75,643
United Microelectronics Corp. - ADR	36,418	271,678
Universal Microwave Technology, Inc.	15,360	251,942
Wistron Corp.	14,000	64,717
Wiwynn Corp.	6,000	876,658
		45,733,409

Turkey - 0.0% (c)
Turkcell Iletisim Hizmetleri AS - ADR	34,763	194,325

United Arab Emirates - 0.4%
Abu Dhabi Community Bank.	152,085	584,050
Aldar Properties PJSC	402,848	894,370
Dubai Electricity & Water Authority PJSC	442,974	329,361
Emaar Properties PJSC	189,652	687,135
		2,494,916

United Kingdom - 14.5%
3i Group PLC	3,463	144,805
Admiral Group PLC	62,097	2,605,186
Ashtead Group PLC	67,043	4,288,512
Associated British Foods PLC	1,593	45,073
AstraZeneca PLC - ADR	11,310	1,048,663
AstraZeneca PLC	55,651	10,318,170
Auto Trader Group PLC (b)	5,141	43,475
Babcock International Group PLC	304,896	4,581,558
BAE Systems PLC	346,575	7,547,875
BAE Systems PLC - ADR	2,426	207,932
Barclays PLC	126,063	715,130
Beazley PLC	253,067	2,669,391
BP PLC - ADR	1	36
British American Tobacco PLC - ADR	8,945	524,714
BT Group PLC	20,707	49,657
Bunzl PLC	141,526	4,054,843
Coca-Cola Europacific Partners PLC	1,477	135,426
Compass Group PLC	160,933	5,060,071
Compass Group PLC - ADR	7,353	231,178
Diageo PLC	166,098	3,817,772
Diploma PLC	44,599	3,230,408
Endeavour Mining PLC	65,007	2,985,079
GSK PLC - ADR	5,851	280,029
Haleon PLC - ADR	8,472	82,856
Halma PLC	1,292	60,970
Hikma Pharmaceuticals PLC	184,852	3,804,681
HSBC Holdings PLC - ADR	9,910	705,196
IMI PLC	32,103	1,035,403
Imperial Brands PLC - ADR	4,457	188,932
Informa PLC	170,129	2,163,376
InterContinental Hotels Group PLC	1,515	201,127
Intertek Group PLC	1,279	78,260
J Sainsbury PLC	13,361	56,985
Legal & General Group PLC	36,815	120,396
Lloyds Banking Group PLC - ADR	29,724	151,592
London Stock Exchange Group PLC	27,072	3,188,875
London Stock Exchange Group PLC - ADR (a)	2,464	73,403
M&G PLC	12,144	43,757
National Grid PLC - ADR	2,605	198,267
National Grid PLC	5,579	84,767
NatWest Group PLC	474,294	3,958,679
Next PLC	952	178,051
Pearson PLC - ADR	15,198	200,158
Reckitt Benckiser Group PLC - ADR	14,975	233,161
RELX PLC	101,185	4,057,904
RELX PLC - ADR	5,855	235,430
Rentokil Initial PLC	7,414	40,815
Rightmove PLC	46,776	339,809
Rio Tinto PLC - ADR	2,114	152,102
Rolls-Royce Holdings PLC	23,167	326,984
Segro PLC	2,361	22,306
Severn Trent PLC	3,066	114,361
Shell PLC	67,260	2,471,861
Shell PLC - ADR	87,143	6,428,539
Smith & Nephew PLC	2,921	48,536
SSE PLC - ADR	5,415	160,230
Standard Chartered PLC	44,899	994,495
Tesco PLC	24,237	144,541
Unilever PLC - ADR	11,003	666,672
Weir Group PLC	286,537	10,532,718
Whitbread PLC	1,412	46,530
Wise PLC - Class A (a)	308,398	3,608,846
		101,786,554

United States - 0.9%
BeOne Medicines Ltd. - ADR (a)	376	128,069
Brookfield Asset Management Ltd.	1,009	53,215
Ferguson Enterprises, Inc.	14,503	3,649,970
Monolithic Power Systems, Inc.	570	529,057
PriceSmart, Inc.	2,333	287,192
RB Global, Inc.	1,064	104,485
Southern Copper Corp.	9,784	1,318,751
		6,070,739
TOTAL COMMON STOCKS (Cost $479,366,831)		671,837,986

PREFERRED STOCKS - 0.0% (c)	Shares	Value
Germany - 0.0% (c)
Porsche Auto SE, 0.00%	1,320	56,926
TOTAL PREFERRED STOCKS (Cost $51,091)		56,926

RIGHTS - 0.0% (c)	Shares	Value
Taiwan - 0.0%(c)
Unimicron Technology Corp., Expires 01/06/2026, Exercise Price $116.00 (a)(d)	406	20
TOTAL RIGHTS (Cost $380)		20

TOTAL INVESTMENTS - 95.8%		671,894,932
Other Assets in Excess of Liabilities - 4.2%		29,392,526
TOTAL NET ASSETS - 100.0%		$701,287,458

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
ASA - Advanced Subscription Agreement
GDR - Global Depositary Receipt
PJSC - Public Joint Stock Company
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of November 30, 2025, the value of these securities total $9,188,962 or 1.3% of the Fund’s net assets.

(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $40 or 0.0% of net assets as of November 30, 2025.

Summary of Fair Value Disclosure as of November 30, 2025 (Unaudited)

Aquarius International Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$145,286,518	$526,551,448	$20	$671,837,986
Preferred Stocks	–	56,926	–	56,926
Rights	–	–	20	20
Total Investments	$145,286,518	$526,608,374	$40	$671,894,932

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.